SEGMENTS AND GEOGRAPHIC REGIONS Geographic Region Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 11,944	$ 12,634	$ 12,789	$ 12,237	$ 12,061	$ 10,991	$ 10,554	$ 10,124	$ 49,604	$ 43,730	$ 36,264
Net property	21,418				21,584				21,418	21,584	20,161
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									16,613	15,316	12,911
Net property	14,750				14,771				14,750	14,771	12,906
Europe, Middle East, Africa and India [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									17,406	15,226	12,238
Net property	2,657				2,547				2,657	2,547	2,263
Rest of World [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									15,585	13,188	11,115
Net property	$ 4,011				$ 4,266				$ 4,011	$ 4,266	$ 4,992